Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in non-cash working capital
Accounts receivable	$ (5,695)	$ (1,181)
Accounts payable and accrued liabilities	1,095	3,110
Other	(3,472)	(904)
Total change in non-cash working capital	$ (8,072)	$ 1,025